Convertible Preferred Stock (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Units [Line Items]
Par value	$ 225	$ 225	$ 0
Shares outstanding	22,500	22,500	22,500
Series A $20
Preferred Units [Line Items]
Par value	95	95
Shares outstanding	9,500	9,500
Liquidation preference	190,000	190,000
Series D $20
Preferred Units [Line Items]
Par value	130	130
Shares outstanding	13,000	13,000
Liquidation preference	$ 260,000	$ 260,000